Document and Entity Information	Apr. 30, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	NAVIENT CORP
Amendment Flag	false
Entity Central Index Key	0001593538
Document Type	8-K
Document Period End Date	Apr. 30, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-36228
Entity Tax Identification Number	46-4054283
Entity Address, Address Line One	13865 Sunrise Valley Drive
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	(703)
Local Phone Number	810-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	NAVI
Security Exchange Name	NASDAQ
Six Senior Notes Due December 152043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6% Senior Notes due December 15, 2043
Trading Symbol	JSM
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ